UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010 Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional  Investment  Manager  Filing  this  Report:

Name:        Brant Point Investment Management International LLC
Address:     375 Park Avenue, 38th Floor
             New York, NY 10152

Form  13F  File  Number:  28-10761

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:      John Buoncore
Title:     Senior Vice President
Phone:     212-583-6400

Signature,  Place,  and  Date  of  Signing:

/s/ John Buoncore          New York, NY           2/10/2011
-----------------          ------------          ---------
    [Signature]            [City, State]          [Date]

Report  Type  (Check  only  one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number          Name

28-10759                      Brant Point Investment Management LLC